20 Financial instruments (Details 13) - Braskem Idsea [Member] R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 BRL (R$) $ / $	Dec. 31, 2019 MXN ($) $ / $
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 1,060,082
US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 838,595
MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 4,967,581
Hedge Discontinued in May-2016 [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.4541	13.4541	13.4541
Closing rate | $ / $	17.9915	17.9915	17.9915
Gross nominal value | R$		R$ 10,647
Hedge Discontinued in May-2016 [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 10,996
Hedge Discontinued in May-2016 [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 49,893
Hedge Discontinued in Dec-2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6663	13.6663	13.6663
Closing rate | $ / $	19.6113	19.6113	19.6113
Gross nominal value | R$		R$ 1,009,263
Hedge Discontinued in Dec-2019 [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 795,533
Hedge Discontinued in Dec-2019 [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 4,729,441
Hedge Discontinued in Dec-2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.4541	13.4541	13.4541
Closing rate | $ / $	19.3247	19.3247	19.3247
Gross nominal value | R$		R$ 40,172
Hedge Discontinued in Dec-2019 [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 32,066
Hedge Discontinued in Dec-2019 [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 188,247